Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred income tax assets:
Net operating loss and interest expense limitation carryforwards	$ 5,644	$ 10,378
Deferred income	1,804	2,172
Accrued liabilities and other payables	4,077	3,758
Total deferred tax assets	11,525	16,308
Deferred income tax liabilities:
Accelerated depreciation	252,748	286,914
Deferred partnership income (loss)	162,847	133,656
Goodwill and other intangible amortization	4,017	4,066
Derivative instruments	595	1,346
Other	66	850
Total deferred tax liability	420,273	426,832
Net deferred income tax liability	$ 408,748	$ 410,524